SHARE-BASED PAYMENTS (Details 3) - Deferred Shares [Member] shares in Thousands, Pure in Thousands	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Restricted shares outstanding at the beginning of the year	936	889	1,168
New deferred shares during the period		47	44
Deferred shares vested during the period			(214)
Deferred shares forfeited during the period			(109)
Restricted shares outstanding at the end of the year	936	936	889